================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Windham Capital Management, LLC
Address:  200 Clarendon St, 26th Floor
          Boston, MA 02116

13F File Number: 28-14140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Charles Cutrell
Title: Managing Partner
Phone: (617)419-3911

Signature, Place, and Date of Signing:

/s/ Charles Cutrell     Boston, MA      02/02/2012
---------------------  ---------------  -----------
    [Signature]        [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $661,613,421.1

                          FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7
--------                    ----------------- --------- ----------- -------------------  ----------  --------

                                TITLE OF                  VALUE      SHRS OR   SH/ PUT   INVESTMENT   OTHER
NAME OF ISSUER                   CLASS         CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS
--------------              ----------------- --------- ----------- ---------- --------  ----------  --------
VANGUARD INDEX FD           LARGE CAP ETF     922908637    353.4264       6168   SH        SOLE
iShares Tr                  HIGH YLD CORP     464288513   400.02039       4473   SH        SOLE
iShares Tr                  JPMORGAN USD      464288281   432.08575       3937   SH        SOLE
iShares Tr                  MSCI GRW IDX      464288885   461.90081       8881   SH        SOLE
Vanguard Index Funds        GROWTH ETF        922908736   855.12896      13846   SH        SOLE
SPDR Series Trust           BRCLYS YLD ETF    78464a417  1001.84516   26055.79   SH        SOLE
PIMCO ETF TR                1-5 US TIP IDX    72201R205  2007.34317   37618.87   SH        SOLE
Vanguard Intl Equity Index
 Fund                       GLB EX US ETF     922042676  3460.91681   85034.81   SH        SOLE
iShares Tr                  MSCI VAL IDX      464288877  5472.03015  128150.59   SH        SOLE
iShares Tr                  BARCLYS 7-10 YR   464287440  5900.56848   55892.47   SH        SOLE
SPDR Series Trust           NUVN BRCLY MUNI   78464a458  7174.84161  302225.85   SH        SOLE
SPDR Series Trust           NUVN BR SHT MUNI  78464a425  7276.25278  298942.18   SH        SOLE
Vanguard Intl Equity Index
 Fund                       ALLWRLD EX US     922042775  7605.24354  191809.42   SH        SOLE
PowerShares DB Commodity
 Index Track                UNIT BEN INT      73935s105 10748.26588     400457   SH        SOLE
Vanguard Index Funds        MID CAP ETF       922908629 11782.28327  163779.31   SH        SOLE
SPDR Index Funds            DJ INTL RL ETF    78463x863 12093.42001  379937.79   SH        SOLE
SPDR Series Trust           DB INT GVT ETF    78464a490 14067.30378     247882   SH        SOLE
iShares Tr                  S&P NTL AMTFREE   464288414 15586.07315   143982.2   SH        SOLE
PowerShares Global ETF
 Trust                      SOVEREIGN DEBT    73936t573 16792.63185  613765.78   SH        SOLE
JPMorgan Chase & Co         ALERIAN ML ETN    46625h365 17354.82186     445338   SH        SOLE
Vanguard Intl Equity Index
 Fund                       FTSE SMCAP ETF    922042718 17686.17464  228002.77   SH        SOLE
Vanguard Bond Index Fund    SHORT TRM BOND    921937827 18347.16015  226956.46   SH        SOLE
iShares Tr                  IBOXX INV CPBD    464287242 19358.52908  170169.91   SH        SOLE
Vanguard Index Funds        SMAll CAP ETF     922908751 19384.13313  278227.83   SH        SOLE
iShares Tr                  BARCLYS 1-3YR CR  464288646 21691.48614  208171.65   SH        SOLE
Vanguard Index Funds        REIT ETF          922908553 21979.77993  378961.72   SH        SOLE
Vanguard Index Funds        VALUE ETF         922908744  23414.5548  446076.49   SH        SOLE
iShares Tr                  BARCLYS TIPS BD   464287176 23672.18078  202863.83   SH        SOLE
Barclays Bank PLC           DJUBS CMDT ETN36  06738c778 27935.12832     661343   SH        SOLE
Vanguard Intl Equity Index
 Fund                       EMR MKT ETF       922042858 33583.25587  878912.74   SH        SOLE
SPDR Series Trust           BRCLYS INTL ETF   78464a516 44475.63508  756002.64   SH        SOLE
Vanguard Tax-Managed
 Fund                       EUROPE PAC ETF    921943858 57301.19477 1870753.99   SH        SOLE
Vanguard Bond Index Fund    TOTAL BND MRKT    921937835 94040.20074  1125690.7   SH        SOLE
Vanguard Index Funds        STK MRK ETF       922908769  97917.6039 1522824.32   SH        SOLE

COLUMN 1                           COLUMN 8
--------                    -----------------------
                               VOTING AUTHORITY
                            -----------------------
NAME OF ISSUER               SOLE   SHARED   NONE
--------------              ------- ------ --------
VANGUARD INDEX FD                 0            6168
iShares Tr                      116            4357
iShares Tr                      517            3420
iShares Tr                        0            8881
Vanguard Index Funds            996           12850
SPDR Series Trust               264        25791.79
PIMCO ETF TR                   3194        34424.87
Vanguard Intl Equity Index
 Fund                          5959        79075.81
iShares Tr                   108063        20087.59
iShares Tr                    43245        12647.47
SPDR Series Trust             25846        276379.9
SPDR Series Trust             28339        270603.2
Vanguard Intl Equity Index
 Fund                         14890        176919.4
PowerShares DB Commodity
 Index Track                 382400           18057
Vanguard Index Funds         134297        29482.31
SPDR Index Funds             321297        58640.79
SPDR Series Trust            153711           94171
iShares Tr                    11730        132252.2
PowerShares Global ETF
 Trust                       338880        274885.8
JPMorgan Chase & Co          329340          115998
Vanguard Intl Equity Index
 Fund                        160322        67680.77
Vanguard Bond Index Fund     167030        59926.46
iShares Tr                   120196        49973.91
Vanguard Index Funds         212829        65398.83
iShares Tr                   130642        77529.65
Vanguard Index Funds         251543        127418.7
Vanguard Index Funds         340987        105089.5
iShares Tr                   119826        83037.83
Barclays Bank PLC            432009          229334
Vanguard Intl Equity Index
 Fund                        666345        212567.7
SPDR Series Trust            523383        232619.6
Vanguard Tax-Managed
 Fund                       1529302          341452
Vanguard Bond Index Fund     863463        262227.7
Vanguard Index Funds        1155835        366989.3